TRADE AND OTHER RECEIVABLES - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Trade receivables, net	$ 19,012	$ 9,838
Accrued revenue	116	575
Prepayments	1,802	954
Other receivables	851	353
Deposits	157	263
Deferred compensation cost	0	239
Trade and other current receivables	21,938	12,222
Trade receivables, gross	20,769	10,715
Credit loss allowance	(1,757)	(877)
Trade receivables, net	$ 19,012	$ 9,838